Common Stock and Additional Paid-in Capital (Tables)	12 Months Ended
Dec. 31, 2014
Common Stock and Additional Paid-in Capital
Net Loss Attributable to Dryships Inc. and Transfers to the Non Controlling Interest
	Year Ended December 31,
	2012	2013	2014

Net loss attributable to Dryships Inc.	$(246,778)	$(223,093)	$(47,512)
Transfers to the non-controlling interest:
Decrease in Dryships Inc. equity for reduction in subsidiary ownership	(81,760)	(45,542)	(4,758)

Net transfers to the non-controlling interest	(81,760)	(45,542)	(4,758)
Net loss attributable to Dryships Inc. and transfers to/from the non-controlling interest	$(328,538)	$(268,635)	$(52,270)